Long-Term Bank Loans - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 2,900	¥ 3,306
Guaranteed by third parties [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 46	¥ 61